Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - Class A Ordinary Shares [Member] - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2026	Sep. 30, 2025
Temporary Equity [Line Items]
Class A ordinary shares subject to possible redemption	2,930,233	2,930,233	2,930,233	5,750,000
Class A ordinary shares subject to possible redemption	$ 32,087,675	$ 31,338,322	$ 31,338,322	$ 55,929,275
Plus:
Accretion of carrying value to redemption value
Accretion of carrying value to redemption value	$ 272,856	$ 299,353		$ 2,180,512
Remeasurement of carrying value to redemption value
Remeasurement of carrying value to redemption value				$ 2,230,500
Cash deposited in trust account for term extension
Cash deposited in trust account for term extension	$ 450,000	$ 450,000		$ 450,000
Less:
Public shareholder redemptions				(2,819,767)
Public shareholder redemptions				$ (29,451,965)
Class A ordinary shares subject to possible redemption	2,930,233	2,930,233	2,930,233	2,930,233
Class A ordinary shares subject to possible redemption	$ 32,810,531	$ 32,087,675	$ 32,810,531	$ 31,338,322